Dividends Per Share	6 Months Ended
Sep. 30, 2021
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Dividends Per Share

16	DIVIDENDS PER SHARE
The dividends recognized by the Company for the six months ended September 30, 2021 and 2020 were as follows:

	Per share	Aggregate amount
	(In yen)	(In millions)
Dividends on common stock for the six months ended September 30,
2021	¥95	¥130,190
2020	¥100	¥136,953
On November 12, 2021, the board of directors approved a dividend of ¥105 per share of common stock totaling ¥143,937 million in respect of the six months ended September 30, 2021. The consolidated financial statements for the six months ended September 30, 2021 do not include this dividend payable.